SALES - Revenues by Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Sales	$ 11,915	$ 12,222	$ 11,497
Operating Segments | Penasquito
Disaggregation of Revenue [Line Items]
Sales	2,189	2,634	1,886
Operating Segments | Penasquito | Penasquito - Silver
Disaggregation of Revenue [Line Items]
Sales	549	651	510
Operating Segments | Silver Streaming Agreement | Penasquito | Penasquito - Silver
Disaggregation of Revenue [Line Items]
Sales	73	79	67
United Kingdom
Disaggregation of Revenue [Line Items]
Sales	8,309	8,404	8,489
South Korea
Disaggregation of Revenue [Line Items]
Sales	1,426	1,665	1,317
Mexico
Disaggregation of Revenue [Line Items]
Sales	604	642	277
Japan
Disaggregation of Revenue [Line Items]
Sales	442	386	244
Philippines
Disaggregation of Revenue [Line Items]
Sales	340	264	242
Germany
Disaggregation of Revenue [Line Items]
Sales	308	282	277
United States
Disaggregation of Revenue [Line Items]
Sales	24	62	97
Switzerland
Disaggregation of Revenue [Line Items]
Sales	0	275	243
Other
Disaggregation of Revenue [Line Items]
Sales	$ 462	$ 242	$ 311